Organization and principal activities	12 Months Ended
Dec. 31, 2023
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities

Canaan Inc., an exempted company with limited liability incorporated in the Cayman Islands, through wholly-owned subsidiaries (collectively referred to as the “Company”), is principally engaged in integrated circuit (the “IC”) design and sale and lease of final mining equipment by integrating its IC products for Bitcoin mining and related components in the People’s Republic of China (the “PRC”), Singapore and other countries and regions.